LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Schedule of lease transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Interest expenses in respect of lease liabilities	$ 393	$ 547
Lease principal payments during the year	$ 1,029	$ 1,191